Property and Equipment, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net

Property and equipment, net, consists of the following:

	March 31, 2022	December 31, 2021
Buildings	$14,180	$14,180
Computer hardware	3,328	3,051
Tooling, machinery, and equipment	8,868	8,868
Vehicles	337	337
Computer software	3,621	1,032
Leasehold improvements	298	297
Construction in process	318,713	275,048
Less: Accumulated depreciation	(10,468)	(9,678)
Total property and equipment, net	$338,877	$293,135

	2021	2020
Land	$—	$13,043
Buildings	14,180	21,899
Building improvements	—	8,940
Computer hardware	3,051	4,058
Tooling, machinery and equipment	8,868	5,451
Vehicles	337	583
Computer software	1,032	7,095
Leasehold improvements	297	298
Construction in process	275,048	251,633
Less: Accumulated depreciation	(9,678)	(19,067)
Total property and equipment, net	$293,135	$293,933